Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2024
Inventories, Net [Abstract]
Schedule of Inventories	Inventories on December 31, 2024 and 2023 consisted of the following:
	December 31,
	2024	2023
Work in progress	$286	$173
Finished goods	154	541
	$440	$714